INCOME TAXES - Reconciliation of the Statutory Income Tax Rate to Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAXES
Income before provision for income taxes	¥ 2,645,360	$ 372,591	¥ 1,495,383	¥ 1,203,173
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%	25.00%	25.00%
Income tax expenses at statutory tax rate	¥ 661,340		¥ 373,846	¥ 300,793
Non-deductible expenses			365	12,663
Research and development super deduction	(11,620)		(5,697)	(8,508)
Effect of income not taxable	(58,359)		(29,398)	(24,604)
Effect of tax holiday and preferential tax rate	(108,806)		(45,074)	(132,485)
Adjustment on current income tax of the prior periods	80		(9,085)	(5,614)
Effect of different tax rates of subsidiaries operating in other jurisdictions	26,793		5,731	28,072
Withholding income tax	40,000
Change in valuation allowance	15,735		9,824	(128)
Income tax expenses	¥ 565,163	$ 79,601	¥ 300,512	¥ 170,189